Acquisitions - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 04, 2016	Jan. 31, 2016	Mar. 31, 2017	Mar. 30, 2016	Oct. 15, 2015	Oct. 14, 2015
Business Acquisition [Line Items]
Business acquisition, shares issued		275,000
Cash Acquired from Acquisition		$ 1,512,500
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				555,555	1,111,111
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.1485	$ 10.00	$ 9.00	$ 9.00
Apollo Care Connect [Member] | Patented Technology [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued		275,000
Cash Acquired from Acquisition		$ 200,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		1,512,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		$ 1,300,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		5 years
BAHA [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Stock Purchase Agreement, Purchase Price Description	a payment of $25,000 (the Initial Payment) at the closing (the Closing) of the Transaction, which also took place on November 4, 2016 (the Closing Date); (ii) a contingent payment in the aggregate amount of $100,000 to be paid over a period of 18 months
Net Working Capital	$ 300,000
Interest Rate On Net Working Capital Difference	4.00%
Business Combination, Contingent Consideration Arrangements, Description	(i) $25,000 on the six-month anniversary of the Closing, an additional $50,000 on the first-year anniversary of the Closing and a final $25,000 on the 18-month anniversary of the Closing, if as of each such date, BAHAs revenue is greater than $6,000,000
Reclassification Of Non Controlling Interest Of BAHA	$ 183,408
Enderby [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability			$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	24,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.50
Class of Warrant or Right, Vesting Tranche	1,000
Class of Warrant or Right, Vesting Term	24 months
Scott Enderby [Member] | Base Salary One [Member]
Business Acquisition [Line Items]
Professional Fees			$ 400,000